Certain Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Certain Transactions [Abstract]
Schedule of Fair Value Allocated To Such Net Assets In The Transaction	The Company recorded a net gain of $39.1 million from deconsolidation of MakerBot, representing the difference between the book value of MakerBot's net assets and the fair value allocated to such net assets in the transaction as follows:
U.S. $ in thousands
Fair Value, net	$55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$39,136

Schedule of Fair Value of The Consideration Transferred	The following table summarizes the fair value of the consideration transferred to Covestro AG for the Covestro transaction:
U.S. $ in thousands
Cash payments*	$53,300
Issuance of ordinary shares to Covestro stockholders	5,201
Contingent consideration at estimated fair value	659
Total consideration	$59,160
*Of which $50 million was paid on April 3, 2023.

Schedule of Preliminary Allocation of The Purchase Price	The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:
Allocation of Purchase Price
(U.S. $ in thousands)
Inventory	$10,429
Fixed assets	5,043
Goodwill	23,092
Intangible assets	22,437
Total assets acquired	61,001

Other current liabilities	1,841
Total liabilities assumed	1,841

Net assets acquired	$59,160